Cover	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On July 15, 2021, Astra Space, Inc. (the “Company”) filed a Registration Statement on Form S-1 (Registration No. 333-257930), which was subsequently amended on July 30, 2021 and on August 9, 2021. The Registration Statement was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 12, 2021 (as amended, the “Registration Statement”). This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K for the year ended December 31, 2021 and certain other information in such Registration Statement. On November 26, 2021, the Company provided notice of the redemption of 9,999,970 Public Warrants and 5,333,333 Private Placement Warrants. From November 26, 2021, through December 27, 2021 (the “Redemption Date”), the holders of 9,413,895 Public Warrants and 5,333,333 Private Placement Warrants elected to receive, in lieu of the redemption price, an aggregate 3,775,709 shares of Class A common stock at 0.2560374 shares of Class A common stock per Warrant. A total of 586,075 Public Warrants remained unexercised as of Redemption Date and the Company redeemed the Public Warrants for a redemption price of $0.10 per Redeemable Warrant. As a result, there are no Public Warrants or Private Placement Warrants outstanding as of the date hereof. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	ASTRA SPACE, INC.
Entity Central Index Key	0001814329
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false